                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 9      X


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 8                     X


                        (Check appropriate box or boxes.)

The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

604 McKnight Park Drive, Pittsburgh, PA              15237
(Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number(including Area Code) (412) 367-9076

J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237 (Name and Address of Agent for Services)


Copies to Alan Z. Lefkowitz, Esquire, 2488 Mt. Royal Rd., Pittsburgh, PA 15217


It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

on ______________ pursuant to paragraph (b)

X 60 days after filing pursuant to paragraph (a)

on ________________ pursuant to paragraph (a) of Rule 485

As soon as possible after the effective date of the Registration under the Securities Act of 1933

                           THE STAAR INVESTMENT TRUST


                                   PROSPECTUS
                                   May 1, 2001


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents

Information specific to each fund you should know before investing


                        Intermediate Bond Fund (IBF)                    1
                        Long Term Bond Fund (LTBF)                      4
                        Larger Company Stock Fund (LCSF)                7
                        Smaller Company Stock Fund (SCSF)              10
                        International Fund (INTF)                      13
                        AltCat Fund (ACF)                              16

                        Information common to all of the funds

                        Management                                     19
                        Buying Shares                                  19
                        Minimum Investment                             20
                        Exchanging Shares                              20
                        Selling Shares                                 20
                        Investor Services                              20
                        Policies                                       21
                        Where To Learn More About the Funds    Inside back cover

RISK/RETURN SUMMARY

Intermediate Bond Fund (IBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety for principal.

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 65% of its assets must be invested in debt instruments with a dollar-weighted average maturity of between three (3) years and ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS

    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE


    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.




                               2000     9.1%
                               1999    -0.1%
                               1998    7.41%



The Fund's highest and lowest quarterly returns during this time period were:

Highest: 3.80% (quarter ending 9/30/98)
Lowest: -0.46% (quarter ending 6/30/99)


Average Annual Total Returns
For the periods ended December 31, 2000



                                                               1 YEAR     3 YEARS     LIFE*
                                                               ------     -------     -----

              STAAR Intermediate Bond Fund (IBF)                9.1%        5.4%      6.1%
              Lehman Bros. Intermediate Govt/Corp Bond         10.1%        6.2%      7.0%
              Index(1)
              Morningstar Interm-Term Bd. Fds. Category         9.5%        5.1%      6.4%
              Avg.(2)


*Since the Fund's public inception on 5/28/97.

(1) The Lehman Bros. Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency)indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Intermediate-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.

FEES AND EXPENSES:

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/00.

Annual Operating Expenses (deducted from fund assets)


                Management Fees (1)                                    0.63%
                12b-1 Fees (for distribution and service) (2)          0.25%
                Other Expenses (3)                                     0.09%
                Total Annual Fund Operating Expenses (Actual)          0.72%


    (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement.


    (2) These are maximum fees. The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. These fees may not exceed .25% annually of average net assets. The plan was presented to shareholders via mail on August 26, 1998 and voted on and approved by them on September 3, 1998. 12b-1 fee expense paid in 2000 was 0.0048% of average net assets. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. However, 12b-1 fees were paid by the Advisor and are included in the management fee stated above.



    (3) Other expenses may include trustee compensation, federal and state filing fees and other expenses as approved by the trustees. Filing fees are required by states for the privilege of selling shares in those states.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. Any 12b-1 fees paid by the Fund are included.

                               YEAR 1     YEAR 3    YEAR 5     YEAR 10
                                $ 72      $ 227      $ 398      $ 906

INVESTMENT STRATEGIES AND RELATED RISKS

    The Intermediate Bond Fund's objective is to produce income with a concern for safety for principal.

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

    The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

    At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

    Bonds will normally have a maturity of between two (2) and ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than three (3) and no more than seven (7) years.

    The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

    In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.



                 SELECTED PER-SHARE DATA
                  YEAR END DECEMBER 31
                                                                         2000       1999         1998        1997*
                                                                         ----       ----         ----        -----
              Net Asset Value Beg. of Period                            $ 9.96      $10.45       $10.22      $ 9.97
                                                                        ------      ------       ------      ------
              Net Investment Income                                       0.55        0.54         0.57        0.33
              Net realized and unrealized gains on securities             0.32       -0.55         0.19        0.21
                                                                        ------      ------       ------      ------
              Total income from investment operations                     0.87        0.01         0.76        0.54
                                                                        ------      ------       ------      ------
              Dividends from net Investment Income                       -0.54       -0.48        -0.51       -0.28
              Distributions From Capital Gains                            0.00        0.00        -0.02       -0.01
                                                                        ------      ------       ------      ------
              Total Distributions                                        -0.54       -0.48        -0.53       -0.29
                                                                        ------      ------       ------      ------
              Net Asset Value, end of year                              $10.29      $ 9.96       $10.45      $10.22
              Total Return (%)                                             9.1%      -0.14%         7.4%        6.4%*
                                                                        ======      ======       ======      ======
                   Ratios/Supplemental Data
              Net Assets at End of Year (in $1000's)                     $1564       $1575        $1154       $ 622
              Ratio of Expenses to Average Net Assets (%)**              0.72%
              Ratio of Net Investment Income to Average Net Assets (%)   5.49%        5.28%        5.48%       3.26%
              Portfolio Turnover Rate                                   14.77%       11.85%       22.54%       6.78%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.01 per share were waived in 1998.

** Such ratios are after effect of advisory fees waived of .13% in 1998 and .13% in 1997.

RISK/RETURN SUMMARY

Long Term Bond Fund (LTBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety of principal.

PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 65% of its assets must be invested in debt instruments with a dollar-weighted average maturity of over ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS:

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Longer-term bonds generally have higher volatility than shorter-term bonds. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE


    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.




                         2000             9.4%
                         1999            -4.8%
                         1998             8.6%



The Fund's highest and lowest quarterly returns during this time period were:

                         Highest:    4.86% (quarter ending 09/30/98)
                         Lowest:    -2.50% (quarter ending 12/31/99)


Average Annual Total Returns
For the periods ended December 31, 2000



                                                                              1 YEAR      3 YEAR     LIFE*

                        STAAR Long Term Bond Fund (LTBF)                       9.4%        4.2%       6.7%
                        Lehman Bros. Long Term Gov/Corp Index(1)              16.2%        6.2%       9.2%
                        Morningstar Long Term Bd. Fds. Category Avg.(2)        9.3%        4.3%       6.0%



*Since the Fund's public inception on 5/28/97.

(1) The Lehman Bros. Long Term Government/Corporate Bond Index is a broad bond-based market index, which includes both the LB Government and the LB Corporate Bond Indexes. Both include bonds having maturities of 10 years or longer. Published returns are total returns including reinvested dividends. The indexes are unmanaged and do not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Long-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.

FEES AND EXPENSES:


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/00.


           Annual Operating Expenses (deducted from fund assets)
              Management Fees (1)                                  0.72%
              12b-1 Fees (for distribution and service) (2)        0.25%
              Other Expenses (3)                                   0.09%
              Total Annual Fund Operating Expenses                 0.81%

    (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement.


    (2) These are maximum fees. The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. These fees may not exceed .25% annually of average net assets. The plan was presented to shareholders via mail on August 26, 1998 and voted on and approved by them on September 3, 1998. 12b-1 fee expense paid in 2000 was 0.0023% of average net assets. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. However, 12b-1 fees are paid by the Advisor and were included in the management fee stated above.


    (3) Other expenses may include trustee compensation, federal and state filing fees and other expenses as approved by the trustees. Filing fees are required by states for the privilege of selling shares in those states.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. Any 12b-1 fees paid by the Fund are included.

                             YEAR 1      YEAR 3      YEAR 5      YEAR 10
                             $ 81        $ 255       $ 448       $1,019

INVESTMENT STRATEGIES AND RELATED RISKS

    The Long Term Bond Fund's main objective is to produce income with a concern for safety for principal.

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

    The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

    At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

    Bonds will normally have a maturity of over ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than ten (10) and no more than twenty (20) years.

    The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.

    In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                         SELECTED PER-SHARE DATA
                          YEAR END DECEMBER 31
                                                                                  2000       1999       1998       1997*
                                                                                  ----       ----       ----       -----
                Net Asset Value beg. of period                                   $10.09     $11.16     $10.81      $10.07
                                                                                 ------     ------     ------      ------
                Net investment income                                              0.62       0.60       0.63        0.37
                Net realized and unrealized gains on securities                    0.31      -1.10       0.30        0.78
                                                                                 ------     ------     ------      ------
                Total income from investment operations                            0.93      -0.50       0.93        1.15
                                                                                 ------     ------     ------      ------
                Dividends from net investment income                              -0.59      -0.56      -0.58       -0.41
                Distributions From capital gains                                   0.00      -0.05       0.00        0.00
                                                                                 ------     ------     ------      ------
                Total Distributions                                               -0.59      -0.61      -0.58       -0.41
                                                                                 ------     ------     ------      ------
                Net Asset Value, end of period                                   $10.43     $10.09     $11.16      $10.81
                Total Return (%)                                                    9.4%      -4.5%       8.6%       11.4%*
                                                                                 ======     ======     ======      ======
                Ratios/Supplemental Data
                Net Assets at end of period (in $1000's)                         $  889     $  807     $  598      $  339
                Ratio of Expenses to Average Net Assets (%) **                     0.81%      0.81%      0.69%       0.70%
                Ratio of Net Investment Income to Average Net Assets (%)           6.10%      5.28%      5.70%       3.54%
                Portfolio Turnover Rate                                            7.74%      4.10%      6.40%       0.00%


* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.01 per share were waived in 1998.

** Such ratios are after effect of advisory fees waived of .12% in 1998 and .12% in 1997.

RISK/RETURN SUMMARY

Larger Company Stock Fund (LCSF)

A fund of funds in which the underlying investments are primarily common stocks of large companies and larger mid-cap companies.

GOAL:  Growth with Some Income

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds that invest in stocks of large and larger mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 65% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over $3 billion.

    In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    Most mutual funds and stocks owned are expected to produce some dividend income.

TEMPORARY INVESTMENTS

    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE


    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.




                                 --------- ---------
                                   2000      -2.7%
                                 --------- ---------
                                   1999      16.1%
                                 --------- ---------
                                   1998      13.1%
                                 --------- ---------


The Fund's highest and lowest quarterly returns during this time period were:

                           Highest:    17.8% (quarter ending 12/31/98)
                           Lowest:   -12.57% (quarter ending 9/30/98)


Average Annual Total Returns
For the periods ended December 31, 2000



                                                                    1 YEAR        3 YEARS          LIFE*
                  STAAR Larger Company Stock Fund (LCSF)            -2.7%           8.4%           10.7%
                  Dow Jones Industrials Average (1)                 -4.9%          12.7%           12.9%
                  S&P 500 Index (2)                                 -9.1%          12.3%           14.6%
                  Morningstar Growth & Inc Fds Category Avg (3)     -1.0%           9.4%           12.2%

*Since the Fund's public inception on 5/28/97.

(1) The Dow Jones Industrial Average is an average of the prices of 30 stocks representing different sectors, which is computed by summing the prices and then dividing the total by an adjusted value to account for the effects of stock splits. The index is unmanaged and has no expenses.

(2) The S&P 500 is a broad market index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(3) The Morningstar Growth & Income Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/00.


             ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                Management Fees (1)                                    0.90%
                12b-1 Fees (for distribution and service) (2)          0.25%
                Other Expenses (3)                                     0.09%
                Total Annual Fund Operating Expenses (4)               0.99%

    (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement.


    (2) These are maximum fees. The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. These fees may not exceed .25% annually of average net assets. The plan was presented to shareholders via mail on August 26, 1998 and voted on and approved by them on September 3, 1998. 12b-1 fee expense paid in 2000 was 0.0049% of average net assets. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. However, 12b-1 fees were paid by the Advisor and are included in the management fee stated above.


Dealers, Inc.

    (3) Other expenses may include trustee compensation, federal and state filing fees and other expenses as approved by the trustees. Filing fees are required by states for the privilege of selling shares in those states.


    (4) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2000 was .85%. These include 12b-1 fees paid by some of the funds owned by the LCSF.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. Any 12b-1 fees paid by the Fund are included.

                              YEAR 1      YEAR 3   YEAR 5  YEAR 10
                               $ 99       $ 312    $ 547   $ 1245

INVESTMENT STRATEGIES AND RELATED RISKS

    The Larger Company Stock Fund's objective is to produce long term growth of capital with some income by investing primarily in common stocks of U.S. based large and mid-sized companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as those having a market capitalization (size) of $3 billion or more.

    The majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad stock market as opposed to any one index. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an 'up" market.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS
    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                            SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31
                                                                                       2000       1999      1998       1997*
                                                                                       ----       ----      ----       -----
                        Net asset value beg. of period                                $13.98     $12.99    $12.16     $11.66
                                                                                      ------     ------    ------     ------
                        Net investment income                                          -0.02      -0.02      0.03       0.15
                        Net realized and unrealized gains on securities                -0.32       2.12      1.56       1.39
                                                                                      ------     ------    ------     ------
                        Total income from investment operations                        -0.34       2.10      1.59       1.54
                                                                                      ------     ------    ------     ------
                        Dividends from net investment income                            0.00       0.00     -0.04      -0.13
                        Distributions From capital gains                               -0.79       1.11     -0.72      -0.91
                                                                                      ------     ------    ------     ------
                        Total Distributions                                            -0.79       1.11     -0.76      -1.04
                                                                                      ------     ------    ------     ------
                        Net asset value, end of period                                $12.85     $13.98    $12.99     $12.16
                        Total Return (%)                                                -2.7%      16.1%     13.1%      13.2%*
                                                                                      ======     ======    ======     ======
                             Ratios/Supplemental Data
                        Net assets at end of period (in $1000's)                      $ 2679     $ 2430    $ 1852     $ 1276
                        Ratio of expenses to average net assets (%) **                  0.99%      0.99%     1.00%      0.25%
                        Ratio of net investment income to average net assets (%)       -0.14%     -0.13%     0.23%      1.81%
                        Portfolio turnover rate                                        19.69%      6.52%    30.21%      7.84%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.05 per share were waived in 1997.

** Such ratios are after effect of advisory fees waived of 0% in 1998 and .25% in 1997.

RISK/RETURN SUMMARY

Smaller Company Stock Fund (SCSF)

    A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies.

GOAL:  Long Term Growth

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds in that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 65% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion.

         In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the SCSF may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

         A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

TEMPORARY INVESTMENTS

         The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

         It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE


    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.



                             2000        1.1%
                             1999       30.4%
                             1998        2.9%



The Fund's highest and lowest quarterly returns during this time period were:

                             Highest:    26.53% (quarter ending 12/31/99)
                             Lowest:    -19.34% (quarter ending 9/30/98)


Average Annual Total Returns
For the periods ended December 31, 2000



                                                                      1 YEAR   3 YEARS    LIFE*
                  STAAR Smaller Company Stock Fund (SCSF)              1.1%     10.6%     12.8%
                  Russell 2000 Index(1)                               -3.0%      4.6%      8.5%
                  Morningstar Small Blend Fds. Avg.(2)                -3.0%      7.0%     11.7%

*Since the Fund's public inception on 5/28/97.

(1) The Russell 200 Index is a broad index which consists of the 2000 smallest companies in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Small Company Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective.


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/00.


              ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
              Management Fees (1)                                   0.90%
              12b-1 Fees (for distribution and service) (2)         0.25%
              Other Expenses (3)                                    0.09%
              Total Annual Fund Operating Expenses                  0.99%

    (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement.


    (2) These are maximum fees. The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. These fees may not exceed .25% annually of average net assets. The plan was presented to shareholders via mail on August 26, 1998 and voted on and approved by them on September 3, 1998. 12b-1 fee expense paid in 2000 was 0.0038% of average net assets. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. However, 12b-1 fees were paid by the Advisor and are included in the management fee stated above.


    (3) Other expenses may include trustee compensation, federal and state filing fees and other expenses as approved by the trustees. Filing fees are required by states for the privilege of selling shares in those states.


    (4) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the SCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the SCSF in 2000 was 1.18%. These include 12b-1 fees paid by some of the funds owned by the SCSF.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. Any 12b-1 fees paid by the Fund are included.

                                YEAR 1    YEAR 3     YEAR 5     YEAR 10
                                 $ 99     $ 312      $ 547      $ 1245

INVESTMENT STRATEGIES AND RELATED RISKS

    The Smaller Company Stock Fund's objective is to produce long term growth of capital by investing primarily in common stocks of U.S. based small and mid-sized companies, including other mutual funds that invest primarily in such stocks. Smaller companies are defined as those having a market capitalization
(size) of less than $3 billion. "MicroCap" stocks with market capitalization of under $100 million may also be owned.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a broadly diversified mix of investment styles and portfolios. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Under normal conditions the Fund will invest at least 65% of its assets in these types of investments.

    In terms of investment styles, the fund will generally employ a mix of growth and value management, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                        SELECTED PER-SHARE DATA
                         YEAR END DECEMBER 31
                                                                                       2000       1999      1998       1997*
                                                                                       ----       ----      ----       -----
                         Net asset value beg. of period                               $13.86     $11.45    $11.45     $10.32
                                                                                      ------     ------    ------     ------
                         Net investment income                                         -0.09      -0.09     -0.05      -0.02
                         Net realized and unrealized gains on securities                0.28       3.61      0.38       1.47
                                                                                      ------     ------    ------     ------
                         Total income from investment operations                        0.19       3.52      0.33       1.45
                                                                                      ------     ------    ------     ------
                         Dividends from net investment income                           0.00       0.00      0.00       0.00
                         Distributions from capital gains                              -1.51      -1.11     -0.33      -0.32
                                                                                      ------     ------    ------     ------
                         Total Distributions                                           -1.51      -1.11     -0.33      -0.32
                                                                                      ------     ------    ------     ------
                         Net asset value, end of period                               $12.54     $13.86    $11.45     $11.45
                         Total return (%)                                                1.1%      30.8%      2.9%      13.9%*
                                                                                      ======     ======    ======     ======
                              Ratios/Supplemental Data
                         Net assets at end of period (in $1000's)                     $ 2669     $ 2279    $ 1612     $ 1177
                         Ratio of expenses to average net assets (%)                    0.99%      0.99%     0.99%      1.01%
                         Ratio of net investment income to average net assets (%)      -0.59%     -0.73%    -0.47%     -0.22%
                         Portfolio turnover rate                                        4.05%     33.53%     6.45%      4.04%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997.

RISK/RETURN SUMMARY

International Fund (INTF)

    A fund of funds investing primarily in stocks of companies in countries outside the United States, including emerging markets.

GOAL:  Long term growth primarily through investments in international stocks.

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds in that invest in stocks of foreign countries, including emerging markets.

    A strategic goal is to maintain a broad mix of countries and industries. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower exposure to geographical regions and/or industry sectors. Under normal conditions, at least 65% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks.

    In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    At least 65% of the Fund's assets will be in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.

    Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

TEMPORARY INVESTMENTS

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in international stocks as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general international stock market declines or if the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy specific securities, sectors or regions. Individual stocks or sectors can go down in value even when the general market is up. International markets present additional risks, including political and currency exchange risks. These risks can be greater in emerging markets. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE


    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.




                       2000       -16.8%
                       1999        38.7%
                       1998         3.3%



The Fund's highest and lowest quarterly returns during this time period were:

                        Highest:    21.33% (quarter ending 12/31/99)
                        Lowest:    -16.70% (quarter ending 9/30/98)


Average Annual Total Returns For the periods ended December 31, 2000



                                                                                       1 YEAR      3 YEARS     LIFE*
                     STAAR International Fund (INTF)                                   -16.8%        6.1%       3.4%
                     MSCI EAFE Index(1)                                                -14.2%        9.4%       6.3%
                     Morningstar Foreign Stock Fds. Category Avg.(2)                   -16.0%        9.8%       7.8%
                     Morningstar Diversified Emerging Mkts. Fds. Category Avg.(3)      -30.8%       -4.9%      -7.9%

(1) The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

(3) The Morningstar Diversified Emerging Markets Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

*Since the Fund's public inception on 5/28/97.

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/99.

              ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                 Management Fees (1)                                    0.90%
                 12b-1 Fees (for distribution and service) (2)          0.25%
                 Other Expenses (3)                                     0.09%
                 Total Annual Fund Operating Expenses (4,5)             0.99%

    (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement.


    (2) These are maximum fees. The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. These fees may not exceed .25% annually of average net assets. The plan was presented to shareholders via mail on August 26, 1998 and voted on and approved by them on September 3, 1998. 12b-1 fee expense paid in 2000 was 0.0045% of average net assets. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. However, 12b-1 fees were paid by the Advisor and are included in the management fee stated above.


    (3) Other expenses may include trustee compensation, federal and state filing fees and other expenses as approved by the trustees. Filing fees are required by states for the privilege of selling shares in those states.


    (4) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the INTF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the INTF in 2000 was 1.25%. These include 12b-1 fees paid by some of the funds owned by the SCSF.


    (5) Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. Any 12b-1 fees paid by the Fund are included.

                                YEAR 1      YEAR 3      YEAR 5     YEAR 10
                                 $ 99       $ 312       $ 547      $ 1245

INVESTMENT STRATEGIES AND RELATED RISKS

    The International Fund's objective is to produce long term growth of capital by investing primarily in equity securities in markets outside the United States, including emerging markets.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad international market, including small and developing countries. From time to time open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Large, mid-sized and small companies may be owned.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style, region or industry sector as well as the risks inherent in having too few holdings.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives or utilize certain risk management techniques, such as currency hedging. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.
    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                     SELECTED PER-SHARE DATA
                      YEAR END DECEMBER 31
                                                                          2000        1999      1998       1997*
                                                                          ----        ----      ----       -----
             Net asset value beg. of period                              $14.08      $10.60    $10.50     $11.73
                                                                         ------      ------    ------     ------
             Net investment income                                         0.02        0.05      0.07       0.12
             Net realized and unrealized gains on securities              -2.36        4.06      0.31      -0.78
                                                                         ------      ------    ------     ------
             Total income from investment operations                      -2.34        4.11      0.38      -0.66
                                                                         ------      ------    ------     ------
             Dividends from net investment income                         -0.02       -0.05     -0.08      -0.10
             Distributions from capital gains                             -1.24       -0.58     -0.20      -0.47
                                                                         ------      ------    ------     ------
             Total distributions                                          -1.26        0.63     -0.28      -0.57
                                                                         ------      ------    ------     ------
             Net Asset Value, end of Period                              $10.48      $14.08    $10.60     $10.50
             Total return (%)                                             -16.8%       38.7%      3.3%     -5.64%*
                                                                         ======      ======    ======     ======
                  Ratios/Supplemental Data
             Net assets at end of period (in $1000's)                    $ 2108      $ 2179    $ 1608     $ 1126
             Ratio of expenses to average net assets (%)**                 0.99%       0.99%     0.99%      0.70%
             Ratio of net investment income to average net assets (%)      0.15%       0.39%     0.65%      1.04%
             Portfolio turnover rate                                      10.81%      13.12%     2.30%      0.00%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.03 per share were waived in 1997.

** Does not include foreign tax paid of .18% in 1998 and .18% in 1997. Such ratios are after effect of advisory fees waived of 0% in 1998 and .35% in 1997.

RISK/RETURN SUMMARY

AltCat (Alternative Categories) Fund (ACF)

    A flexibly-managed, multi-asset global fund of funds investing primarily in assets which offer opportunities for growth of capital.

GOAL:  Long term growth through broadly diversified global investments.

PRINCIPAL INVESTMENT STRATEGIES:
    The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 65% of the Fund's assets will be invested in other mutual funds or securities that may or may not fit the general asset allocation categories of the other Funds in the Trust (IBF, LTBF, LCSF, SCSF and INTF).

TEMPORARY INVESTMENTS
    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest as described above.

MAIN RISKS:
    It is possible to lose money by investing in this Fund. Share values of the Fund can decrease in value if the U.S. stock markets or the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions, changes in currency values or simply because more investors have decided to sell than buy certain securities or categories of securities. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations. In addition, some countries are not as compliant as the U.S. regarding the Y2K computer problem, which could add some risk to this Fund.

PERFORMANCE:

BAR CHART & TABLE


    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.



                              2000         5.5%
                              1999        30.8%
                              1998       -5.75%


The Fund's highest and lowest quarterly returns during this time period were:

                              Highest:    14.94% (quarter ending 12/31/99)
                              Lowest:    -12.06% (quarter ending 9/30/98)

Average Annual Total Returns For the periods ended December 31, 2000


                                                                                 1 YEAR   3 YEARS    LIFE*
                         STAAR AltCat Fund (ACF)                                   5.5%     9.1%      7.4%
                         Morningstar Multi-Asset Global Objective Avg. (1)        -1.8%     8.1%      8.0%


*Since the Fund's public inception on 5/28/97.

(1) The Morningstar Multi-Asset Global Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective.

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/99.

             ANNUAL OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                Management Fees (1)                                    0.90%
                12b-1 Fees (for distribution and service) (2)          0.25%
                Other Expenses (3)                                     0.09%
                Total Annual Fund Operating Expenses (4,5)             0.99%

    (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement.


    (2) These are maximum fees. The Fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. These fees may not exceed .25% annually of average net assets. The plan was presented to shareholders via mail on August 26, 1998 and voted on and approved by them on September 3, 1998. 12b-1 fee expense paid in 2000 was 0.0076% of average net assets. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. However, 12b-1 fees were paid by the Advisor and are included in the management fee stated above.


    (3) Other expenses may include trustee compensation, federal and state filing fees and other expenses as approved by the trustees. Filing fees are required by states for the privilege of selling shares in those states.


    (4) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the ACF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the ACF in 2000 was 1.13%. These include 12b-1 fees paid by some of the funds owned by the SCSF.


    (5) Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. Any 12b-1 fees paid by the Fund are included.

                       YEAR 1      YEAR 3      YEAR 5         YEAR 10
                        $ 99       $ 31   2    $ 547          $ 1245

INVESTMENT STRATEGIES AND RELATED RISKS

    The AltCat Fund's objective is to produce long term growth of capital through broadly diversified global investment in securities that have the potential to participate in long-term or short-term trends. The projected increase in demand for energy by developing nations is an example of a long-term trend.

    The Fund may invest in any kind of domestic or foreign security allowable under securities laws.

    Mutual funds are owned by the ACF. They are chosen to provide a variety of investment styles and portfolios. Open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned. The Fund may also purchase bonds, real estate investment trusts (REITs), mortgage securities preferred stocks, convertible securities and precious metals. Investments are chosen to provide a mix of investment styles and portfolios that represent a broad global investment market as opposed to any one market or index.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. Direct investments in derivatives are allowed, but normally would represent little or none of the direct assets held by the Fund, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging.

    In deciding to buy, hold or sell a particular security or mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. A fund and its manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund fails to perform up to expectations, it may be sold. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency. To the extent that an investment is concentrated in a particular country or region, risk can be amplified.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Debt Instruments -- To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                          SELECTED PER-SHARE DATA
                           YEAR END DECEMBER 31
                                                                                   2000      1999       1998      1997*
                                                                                   ----      ----       ----      -----
                  Net asset value beg. of period                                  $12.35    $ 9.67     $10.53    $10.68*
                                                                                  ------    ------     ------    ------
                  Net investment income                                             0.01      0.06       0.13      0.11
                  Net realized and unrealized gains on securities                   0.69      2.93      -0.73     -0.16
                                                                                  ------    ------     ------    ------
                  Total income from investment operations                           0.70      2.99      -0.60     -0.05
                                                                                  ------    ------     ------    ------
                  Dividends from net investment income                             -0.01     -0.06      -0.13     -0.09
                  Distributions from capital gains                                 -0.75     -0.25      -0.13     -0.01
                                                                                  ------    ------     ------    ------
                  Total distributions                                              -0.76     -0.31      -0.26     -0.10
                                                                                  ------    ------     ------    ------
                  Net Asset Value, end of Period                                  $12.29    $12.35     $ 9.67    $10.53
                  Total return (%)                                                   5.5%     30.8%      -5.8%     -0.4%*
                                                                                  ======    ======     ======    ======
                       Ratios/Supplemental Data
                  Net assets at end of period (in $1000's)                        $  958       570     $  374    $  307
                  Ratio of expenses to average net assets (%) **                    0.99%     0.99%      0.99%     0.77%
                  Ratio of net investment income to average net assets (%)          0.04%     0.52%      1.24%     1.00%
                  Portfolio turnover rate                                           5.11%     4.15%      0.02%     2.74%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997.

** Does not include foreign tax paid of .05% in 1998. Such ratios are after effect of advisory fees waived of 0% in 1998 and .11% in 1997.

INFORMATION COMMON TO ALL OF THE FUNDS

MANAGEMENT

    STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He has also been a registered securities representative since 1983. His broker-dealer affiliation over the past five years has been with Hornor Townsend & Kent (through 7/1/98) and Olde Economie Financial Consultants (since 7/1/98). Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services.

    As provided in the Advisory Agreement, SFA also provides other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.


    The Funds paid the following fees to the Advisor in 2000 as a percentage of average net assets:



                                     IBF    LTBF    LCSF     SCSF   INTF    ACF
                    2000 Fees       .63%    .72%    .90%     .90%   .90%   .90%


         Management's discussion of Fund Performance may be found in the Annual and SemiAnnual Reports to Shareholders. These may be obtained from Shareholder Services.

Fund History

    The six Trust Funds were instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May, 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.

Fund of Funds

    The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 4 under Fees and Expenses in the RISK/RETURN SUMMARY of the LCSF, SCSF, INTF and ACT.) Normally, this does not apply to the bond funds (IBF and LTBF); while they are not prohibited from doing so, they generally do not hold other mutual funds.

SHAREHOLDER INFORMATION

HOW FUND SHARES ARE PRICED

    The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

    The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

    The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

BUYING SHARES

By Mail

    You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

    Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund.

Through Your Registered Investment Representative

    Your representative can help you with forms and the processing of your check.

By Wire

    Call Shareholder Services for availability and instructions.

By Payroll Deduction

    You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts: $10,000 to the entire Trust, which may be split among the Funds subject to a $1,000 minimum per Fund. The $10,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $250 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

    You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

    Minimum Amounts: Additional investments to regular accounts must be no less than $100 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

    You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

    Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

    You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

    You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $10,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:


    - You are selling more than $40,000 worth of shares.


    - You want to have proceeds paid to someone who is not a registered owner.

    - You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

    - You have changed the address on your account by phone within the last 15 days.

    You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

    Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services by 3:30 P.M. (Eastern Time). If the request is received after 3:30 P.M. or on a day the Trust is not open for business, it will be processed as of the close of the next business day.

    Your redemption check will generally mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

    If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

    INVESTOR SERVICES

DISTRIBUTION OPTIONS

    You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

    -- Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

    -- Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

    -- Dividends and capital gain distributions in cash.

Automatic Exchanges

    You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

    You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

    For federal income tax purposes, distributions of investment income (including dividends and short-term gains) are taxable as ordinary income. Long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

    An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

    You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

                                    POLICIES:

Fees for Special Services

    The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

DISTRIBUTION ARRANGEMENTS

    The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

    Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

    The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

    At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

    Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

    The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders which adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

BROKERAGE ALLOCATION


    The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2000 100% of such commissions were received by Olde Economie Financial Consultants, Ltd. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. Such an arrangement existed during the past fiscal year with Andre Weisbrod.

Page 22 (Inside Back Cover)



Where to Learn More

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: STAAR Financial Advisors, Inc. 800/332-7738 PIN 3371

E-mail Address: staar@iname.com

Web Site: www.staarinvest.com

Statement of Additional Information (SAI)

    You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

    Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

    The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services. Call 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

    The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-202-942-8090) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company Act File Number 811-09152

Item 10 - COVER PAGE AND TABLE OF CONTENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           THE STAAR INVESTMENT TRUST


    Intermediate Bond Fund (IBF)
    Long-Term Bond Fund (LTBF)
    Larger Company Stock Fund (LCSF)
    Smaller Company Stock Fund (SCSF International Fund (INTF)
    AltCat Fund (ACF)


                             604 McKnight Park Drive
                              Pittsburgh, PA 15237
                                 (412) 367-9076

    This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated May 1, 2001, as supplemented from time to time.

    This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33ASSET, P.I.N. 3370.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.


                                Date: May 1, 2001

    THE STAAR INVESTMENT TRUST
    STATEMENT OF ADDITIONAL INFORMATION
    TABLE OF CONTENTS

                                                                  Page

                                    PART B:


                      General Information And History              1

                      Description of the Funds and
                      Their Investments and Risks                  1


                      Management of the Funds                      3


                      Control Persons and Principal Holders
                           of Securities                           4

                      Investment Advisory and Other Services       4


                      Brokerage Allocation and Other Practices     4


                      Purchase, Redemption and Pricing of
                       Securities Being Offered                    5

                      Tax Status                                   5

                      Calculation of Performance Data              6

                      Other Information                            7

                      Financial Statements                         8


                                    PART C

                      Other Information                           22

Item 12 - HISTORY

    The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 12 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

    As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

    The Funds are:
                          Intermediate Bond Fund (IBF)
                          Long-Term Bond Fund (LTBF)
                          Larger Company Stock Fund (LCSF)
                          Smaller Company Stock Fund (SCSF
                          International Fund (INTF)
                          AltCat Fund (ACF)

        Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

        (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

        (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

        (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees will attempt to avoid purchasing shares of any other mutual funds which utilize margin purchases other than in amounts less than five (5%) percent of its portfolio. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

        (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

       (5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

        (6)The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

        The purchase of real estate mortgage loans is permitted in the Bond Funds (IBF and LTBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

        (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

        (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

        (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

        The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any managers activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

       (10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

        (11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

        The Trust has certain non-fundamental policies which may be changed by the Trustees. Among these are the following:

        1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

        2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

        3) The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

Item 13 - MANAGEMENT OF THE FUNDS

    Trustees

    The board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.


                NAME             POSITION HELD      PRINCIPAL OCCUPATION(S)
              & ADDRESS         WITH REGISTRANT      DURING PAST 5 YEARS
           J. Andre Weisbrod*   President           President, STAAR
                                                    Financial Advisors, Inc.
                                                    (Investment Advisor
                                                    to the Trust)
                                                    Pittsburgh, PA

           Jeffrey A. Dewhirst  Trustee             Investment Banker
                                                    Principal, Corporate
                                                    Finance Associates
                                                    Sewickley, PA

           Thomas J. Smith      Trustee             President & CEO,
                                                    Capmasters, Inc.
                                                    (A marketing firm)
                                                    Pittsburgh, PA

           John H. Weisbrod*(1) Trustee             Retired President of
                                                    Sea Breeze
                                                    Laboratories

           Vacant               Trustee             The trustees are
                                                    actively searching
                                                    for a replacement to
                                                    fill this position
                                                    vacated by a recent
                                                    resignation.


* These people are interested persons.
1 John H. Weisbrod is the father of J. Andre Weisbrod

Compensation


    Each Trustee was compensated at the rate of $225 per quarter in 2000.


Indemnification

        The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

    As a group, the board and officers of the Trust owned Fund Shares as follows:


                          Fund        % Owned
                          IBF          1.52%
                          LTBF         6.62%
                          LCSF         3.79%
                          SCSF         7.79%
                          INTF         3.32%
                          ACF          6.97%

Item 14 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES There are no Control Persons or Principal Holders to report.

Item 15 - INVESTMENT ADVISORY AND OTHER SERVICES

        The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust. No other stockholder of the Advisor owns 5% or more of the Advisor.

        John H. Weisbrod, member of the Board of Trustees, is a minority stockholder of the Advisor and father of J. Andre Weisbrod.

        Fees to be paid to the Advisor by terms of the Advisory Agreement (including "management-related service contract" provisions) are as follows:
    The Trust will pay the Advisor a fee based on the average daily assets in each Fund monthly as follows:


                         Monthly Rate*   Annualized*  2000 Amount Paid
               IBF           .0525%          .63%           9,177
               LTBF          .0600%          .72%           6,102
               LCSF          .0750%          .90%          23,931
               SCSF          .0750%          .90%          24,174
               INTF          .0750%          .90%          20,210
               ACF           .0750%          .90%           7,739



        *These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.


    Under the Advisory Agreement and fees listed above, SFA also provides, directly or indirectly, and pays for other services. These include transfer agency, shareholder services, custody services, fund accounting, compliance, printing, advertising and general overhead.

TRANSFER AND DIVIDEND-PAYING AGENT

    STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237.

CUSTODIAN

    Firstar Bank, 425 Walnut St., M/L 6118, P.O. Box 1118, Cincinnati, OH 45201-1118

INDEPENDENT PUBLIC ACCOUNTANT

    Carson & Co., 201 Village Commons, Sewickley, PA 15143

Item 16 - BROKERAGE ALLOCATION AND OTHER PRACTICES

        Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

        It is anticipated that the Trust will use Mr. J. Andre Weisbrod, President of the Advisor, as a broker for a portion of the Trust's transactions. It is anticipated that, over time, the fees paid by the Trust to the Advisor may be less due to Mr. Weisbrod's ability to receive income from a portion of the Trust's transactions, including 12b-1 fees paid by some mutual funds owned by Trust Funds. Mr. Weisbrod is currently affiliated as a registered representative with Olde Economie Financial Consultants, Ltd. 511 State St., Baden, PA 15005. Prior to 7/1/98 he was affiliated with Hornor Townsend & Kent, 600 Dresher Rd., STE C2C, Horsham, PA 19044.

        The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid


                BROKER-DEALER                      1997*    1998     1999      2000    % of Comm Pd 2000
          Hornor Townsend & Kent                  $1,900    $200    $    0    $    0           0%
          Olde Economie Financial Consultants,    $    0    $450    $3,200    $9,414         100%
          Ltd



NOTE: The commissions do not reflect payments to broker-dealers of 12b-1 "trailer" fees and commissions on certain bonds purchased where amounts are not available on confirmation statements or are built into initial offerings. It is estimated that between $16,000 and $17,000 of total commissions and 12b-1 fees were paid to these broker-dealers in 2000, including those specified above. The majority of commissions were related to other mutual funds purchased and/or held by STAAR Investment Trust Funds. In nearly all cases, these commissions did not result in an increase in cost to the Funds. Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.


    12b-1 Plan

    Effective September 3, 1998 the Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

    Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

Item 17 - CAPITAL STOCK AND OTHER SECURITIES

    There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 18 - PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 19 - TAX STATUS

         The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 20 - UNDERWRITERS

    There are no underwriters of the Funds.

Item 21 - CALCULATION OF PERFORMANCE DATA

         Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

                                               P(1 + T)n = ERV

                       where:

                               P = a hypothetical initial payment of $10,000

                               T = average annual total return

                               n = number of years
                               ERV = ending redeemable value of a hypothetical $10,000
                       payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

                               Dividends and capital gains are assumed to be reinvested.


                       Total Return Performance Since May 28, 1998 Public Inception


                                                  IBF         LTBF        LCSF        SCSF        INTF         ACF
                   Payment                      $10,000     $10,000     $10,000     $10,000     $10,000     $10,000
                   Av. Annualized Tot Ret           6.1%        6.7%       10.7%       12.8%        3.4%        7.4%
                   Years: 5/28/97 to 12/31/99      3.59        3.59        3.59        3.59        3.59        3.59
                   Ending Value                  12,370      12,613      14,431      15,429      11,256      12,933


    Where Yield is calculated, the following formula is used:



                                       YIELD = 2 [(a-b + 1)6 - 1]
                                                  cd

                        where:

                        a = dividends and interest earned during the period.

                        b = expenses accrued for the period (net of reimbursements).

                        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                        d = the maximum offering price per share on the last day of the period.

                 Yield Calculation 30 Days Ended 12/31/2000



                                                IBF        LTBF          LCSF          SCSF          INTF         ACF
           Divs & Int Earned                   8,098        5,008        14,863        3,944       15,187        4,640

           Expenses  Accrued                     933          588         2,181        2,105        1,686          755

           Avg. Shrs. Outstanding             152415        84968        200701       192108       181329        73663

           Max Offer price end of Period     10.2871      10.4252       12.8531      12.5389      10.4844      12.2918

              30 Day Yield                      5.55%        6.06%         5.97%        0.92%        8.67%        5.20%


NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30 day yields may overstate the annualized yields.

    OTHER INFORMATION

    The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

    Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

Item 22 - FINANCIAL STATEMENTS

    STAAR INVESTMENT TRUST
    FINANCIAL STATEMENTS
    DECEMBER 31, 1999

    CERTIFIED PUBLIC ACCOUNTANTS
    CARSON & COMPANY
    P.O. BOX 395
    201 VILLAGE COMMONS
    SEWICKLEY, PA 15143
    (412) 741-8588
    FAX (412) 741-0833

    Independent Auditor's Report

    To the Shareholders and Trustees
    STAAR Investment Trust


    We have audited the statement of assets and liabilities, including the schedules of investments of STAAR Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2000, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for the two years then ended, and the selected per share data and ratios for the periods indicated. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.



    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


    In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the STAAR Investment Trust as of December 31, 2000, the results of their operations and their cash flows for the year then ended, the changes in their net assets for the two years then ended, and the selected per share data and ratios for the periods indicated, in conformity with accounting principles generally accepted in the United States.

    Sewickley, PA

    February 28, 2001

                             STAAR INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000



--------------------------------------------------------------------------------------------------------------------------------
                                                      IBF           LTBF        LCSF          SCSF         INTF           ACF
--------------------------------------------------------------------------------------------------------------------------------
                         ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments in Securities at Value Identified      1,539,677       877,004    2,681,088     2,670,310    2,109,353       958,175
--------------------------------------------------------------------------------------------------------------------------------
Interest Receivable                                   24,740        12,477          372           342           82           160
--------------------------------------------------------------------------------------------------------------------------------
                       Total Assets                1,564,417       889,481    2,681,460     2,670,652    2,109,435       958,335
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                      LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Accounts Payable for Securities                            0             0            0             0            0             0
--------------------------------------------------------------------------------------------------------------------------------
Accounts Payable- Other                                  902           569        2,109         2,036        1,630           730
--------------------------------------------------------------------------------------------------------------------------------
                     Total Liabilities                   902           569        2,109         2,036        1,630           730
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                       NET ASSETS                  1,563,515       888,912    2,679,351     2,668,616    2,107,805       957,605
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
       Shares Of Beneficial Interest Outstanding     151,988        85,266      208,459       212,829      201,042        77,904
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
               Net Asset Value Per Share               10.29         10.43        12.85         12.54        10.48         12.29
--------------------------------------------------------------------------------------------------------------------------------


    NOTE: The accompanying notes are an integral part of these financial statements.

1  INTERMEDIATE BOND FUND Portfolio Valuation Date 12/31/2000




                                                      SHARES OR
                                                      PRINCIPAL                                                          UNREALIZED
POSITION                                                AMOUNT   UNIT COST   PRICE       COST        VALUE    PERCENT    GAIN/LOSS)
--------                                                ------   ---------   -----       ----        -----    -------    ----------
CASH & EQUIVALENTS                                      20,502       1.00      1.00     20,502       20,502       1.3%          0
                                            ---------------------------------------------------------------------------------------
                                   Subtotal                                             20,502       20,502       1.3%          0

US TREASURY OBLIGATIONS
       US Treasury Note 6.375 due 8/15/02               20,000     100.45    101.72     20,089       20,344       1.3%        255
       US Treasury Note 6.5 due 5/15/05                 20,000     100.19    105.50     20,038       21,100       1.4%      1,063
       US Treasury Note 5.5 due 2/15/08                 20,000     100.42    101.91     20,084       20,381       1.3%        297
       US Treasury Note 5.375 due 2/15/01               60,000     101.21     99.94     60,725       59,963       3.9%       (762)
       US Treasury Note 5.5 due 12/31/00                50,000     102.69    100.00     51,344       50,000       3.2%     (1,344)
       US Treasury Note 5.25 due 5/15/04                30,000      97.75    100.31     29,325       30,094       2.0%        769
                                            ---------------------------------------------------------------------------------------
                                   Subtotal                                            201,604      201,882      13.1%        277

GOVERNMENT AGENCY OBLIGATIONS
       Fedl Home Ln Mtg Corp Deb 6.49 due 12/19/05      50,000     100.70     99.59     50,350       49,797       3.2%       (552)
       Fedl Home Ln Mtg Corp Deb 6.25 due 6/24/08       60,000     100.00     98.03     60,000       58,819       3.8%     (1,181)
       Fedl Home Ln Mtg Corp Deb 6.125  7/24/08         30,000      93.75     97.63     28,125       29,288       1.9%      1,163
       Fedl Home Ln Bank Bond 5.125  9/15/03            35,000      97.67     98.81     34,185       34,585       2.2%        399
       Fedl Home Ln Bank Bond 6.17 due 7/30/02          20,000     102.22    100.81     20,443       20,163       1.3%       (280)
       Fedl Home Ln Bank Bond 5.925 due 8/14/03         40,000     100.98     99.56     40,391       39,825       2.6%       (566)
       Fedl Home Ln Bank Bond 5.8 due 11/04/05          60,000      96.63     98.34     57,975       59,006       3.8%      1,031
       Fedl Home Ln Bank Bond 6.05 2/24/06              40,000      95.25     98.72     38,100       39,488       2.6%      1,388
       Fedl Home Ln Bank Bond 6.18 5/29/03              50,000      98.50     99.78     49,250       49,891       3.2%        641
       Fedl Nat'l Mtg Assoc. 7.32 due 5/03/06           25,000     100.00    100.38     25,000       25,095       1.6%         95
       Fedl Nat'l Mtg Assoc. 5.39 due 11/5/03           75,000      99.56     98.81     74,672       74,108       4.8%       (564)
       Fedl Nat'l Mtg Assoc. 6.1 4/24/03                25,000      98.00     99.82     24,500       24,955       1.6%        455
       Fedl Nat'l Mtg Assoc. 6.03 2/2/09                20,000      92.75     97.44     18,550       19,488       1.3%        938
       TVA Pwr Bds 1993 Ser 6.125 due 7/15/03           20,000      97.00    100.56     19,400       20,113       1.3%        713
       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05           13,000      97.25    102.34     12,643       13,305       0.9%        661
                                            ---------------------------------------------------------------------------------------
                                   Subtotal                                            553,584      557,923      36.2%      4,339

CORPORATE OBLIGATIONS
       American General Corp. 6.25 3/15/03              50,000     103.07    100.02     51,537       50,010       3.2%     (1,527)
       Columbia/HCA Healthcare 6.87 due 9/15/03         30,000      98.63     97.98     29,588       29,394       1.9%       (194)
       Disney Walt Co 6.375 3/30/01                     50,000      99.93     99.95     49,967       49,975       3.2%          8
       Ford Motor Cr 6.0 due 1/14/03                    80,000     102.84     99.02     82,268       79,216       5.1%     (3,052)
       IBM Corp Nt Bk Entry 7.25 due 11/01/02           20,000     102.14    101.90     20,427       20,380       1.3%        (47)
       Lehman Brothers 6.625 due 2/05/06                50,000      97.07     98.30     48,534       49,150       3.2%        617
       Lehman Brothers 6.625 due 4/01/04                50,000      98.29     99.74     49,147       49,870       3.2%        724
       Mellon Financial Co. 6.0 due 3/01/04             40,000     100.09     98.90     40,036       39,560       2.6%       (476)
       Merrill Lynch & Co Nts 8.0 due 2/01/02           25,000     103.50    101.80     25,875       25,450       1.7%       (425)
       Merrill Lynch & Co Nts 5.5 due 2/12/04           45,000     100.00     97.23     45,000       43,754       2.8%     (1,246)
       Merrill Lynch & Co Nts 6.0 due 2/17/09           40,000      92.72     94.79     37,089       37,916       2.5%        828
       Morgan Stanley Nts 5.625 due 1/20/04             50,000      99.72     98.06     49,859       49,030       3.2%       (829)
       New England Telephone Co. 6.125 due 10/01/06     35,000     101.03     97.66     35,359       34,181       2.2%     (1,178)
       St. Paul Cos. 6.17 due 1/15/01                   25,000      99.99     99.99     24,997       24,998       1.6%          1
       Sears Accept Corp  6.92 due 6/17/04              40,000     104.80    100.69     41,920       40,276       2.6%     (1,644)
       TCI Comm Inc 6.375 5/01/03                       35,000      98.73     99.69     34,557       34,892       2.3%        335
       Transamerica Fin 7.25 8/15/02                   100,000      99.98    101.32     99,982      101,320       6.6%      1,338
                                            ---------------------------------------------------------------------------------------
                                   Subtotal                                            766,140      759,371      49.3%     (6,767)

                                            ---------------------------------------------------------------------------------------
                                     TOTALS                                          1,541,831    1,539,677       100%     (2,154)


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

LONG TERM BOND FUND Portfolio Valuation Date 12/31/2000


                                                  SHARES OR
                                                  PRINCIPAL                                                             UNREALIZED
POSITION                                            AMOUNT      UNIT COST    PRICE     COST         VALUE      PERCENT   GAIN/ LOSS)
--------                                            ------      ---------    -----     ----         -----      -------   -----------
CASH & EQUIVALENTS                                    3,926          1.00      1.00     3,926        3,926       0.4%            0
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                                3,926        3,926       0.4%            0
US TREASURY OBLIGATIONS
       US Treasury Note 5.625 due 2/15/06            10,000         92.70    102.34     9,270       10,234       1.2%          964
       US Treasury Bond 7.25 due 5/15/16             75,000         05.59    117.72    79,194       88,289      10.1%        9,095
       US Treasury Bond 7.25 due 8/15/22             20,000        100.81    120.53    20,163       24,106       2.7%        3,944
       US Treasury Bond 6.25 due 8/15/23             15,000        237.86    252.36    35,680       37,855       4.3%        2,174
       US Treasury Bond 5.50 due 8/15/28             40,000        100.75     99.22    40,300       39,688       4.5%         (612)
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                              184,606      200,172      22.8%       15,565

GOVERNMENT AGENCY OBLIGATIONS
       Fedl Nat'l Mtg Assoc. 6.37 due 2/25/14        35,000         89.50     98.13    31,325       34,346       3.9%        3,021
       Fedl Nat'l Mtg Assoc. 5.62 due 2/25/02        20,000         98.13     99.62    19,625       19,924       2.3%          299
       Fedl Home Ln Bank Bond 5.73 due 9/04/08       25,000         92.56     98.47    23,141       24,617       2.8%        1,477
       Fedl Home Ln Mtg Corp 7.375 due 10/25/11      20,000         99.50     99.56    19,900       19,913       2.3%           13
       Fedl Home Ln Mtg Corp 6.85 due 5/14/13        35,000         00.28     97.78    35,099       34,223       3.9%         (875)
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13        30,000        101.26     96.44    30,379       28,931       3.3%       (1,447)
       Fedl Home Ln Mtg Corp 6.875 due 9/15/10       20,000        102.88    106.63    20,576       21,325       2.4%          749
       Fedl Home Ln Mtg Corp 7.405 due 4/19/06       50,000         99.17    100.25    49,586       50,125       5.7%          539
       Fedl Farm Cred Bk 6.9 due 9/08/15             40,000        101.95     06.54    40,780       42,616       4.9%        1,836
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                              270,411      276,020      31.5%        5,609

CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23           25,000        103.50     89.85    25,875       22,463       2.6%       (3,412)
       Bankamerica Corp MTN 6.0 due 12/23/13         15,000        100.00     89.80    15,000       13,470       1.5%       (1,529)
       Bear Stearns Cos 7.625 due 2/01/05            40,000         99.69    102.54    39,876       41,016       4.7%        1,141
       Chase Manhattan Corp MTN 6.5 due 5/06/13      15,000        100.25     94.14    15,038       14,121       1.6%         (917)
       Citicorp 7.2 due 9/15/10                      35,000        102.38     99.00    35,831       34,650       4.0%       (1,181)
       Citigroup 7.25 due 10/01/10                   25,000        100.89    103.21    25,222       25,803       2.9%          581
       Disney Walt Co. MTN 7.75 due 9/30/11          20,000        100.00    101.88    20,000       20,376       2.3%          376
       Ford Motor Credit MTN 7.0 9/20/10             40,000        101.00     96.85    40,400       38,740       4.4%       (1,660)
       General Elec. Cap Crp. MTN 6.4 due 1/16/13    25,000         99.75     97.59    24,938       24,398       2.8%         (540)
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06       20,000         99.31    101.08    19,861       20,216       2.3%          355
       Lehman Bros. Holdings 7.0 due 5/12/14         35,000         93.99     95.02    32,896       33,257       3.8%          361
       Merrill Lynch 6.33 due 2/25/14                50,000         99.40     95.17    49,700       47,585       5.4%       (2,115)
       Morgan Stanley Grp 7.45 due 7/03/12           15,000         00.00     99.59    15,000       14,939       1.7%          (62)
       So Western Bell Tel Deb 6.75 due 6/01/08      15,000         96.25     99.46    14,438       14,919       1.7%          481
       Xerox Credit Corp MTN 6.5 due 1/28/13         30,000         00.00     47.86    30,000       14,358       1.6%      (15,642)
       Xerox Credit Corp MTN 6.5 due 2/11/13         35,000         00.00     47.36    35,000       16,576       1.9%      (18,424)
                                         ------------------------------------------------------------------------------------------
                                Subtotal                                              439,074      396,885      45.3%      (42,186)

                                         ------------------------------------------------------------------------------------------
                                  TOTALS                                              898,017      877,004       100%      (21,013)


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

3 LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/00


                                                                                                                        UNREALIZED
                                                                                                                           GAIN/
                    POSITION                     SHARES      UNIT COST      PRICE     COST        VALUE       PERCENT     (LOSS)
  CASH & EQUIVALENTS
         Putnam Money Market Fund A              3,595.10        1.00        1.00      3,595       3,595        0.1%            0
         Firstar Treasury Money Market          86,926.55        1.00        1.00     86,927      86,927        3.2%            0
                                              -----------------------------------------------------------------------------------
                                    Subtotal                                          90,522      90,522        3.4%            0

  U.S. LARGER CO. STOCK FUNDS
         Bear Stearns S&P Stars A               13,538.07       25.58       31.75    346,288     429,834       16.0%       83,546
         Fundamental Investors Fund             13,851.76       29.56       31.16    409,450     431,621       16.1%       22,170
         Janus Twenty                            2,356.17       63.24       54.80    149,009     129,118        4.8%      (19,891)
         Putnam Fund For Growth & Income        12,836.56       19.07       19.53    244,793     250,698        9.4%        5,906
         Putnam Investors A                     18,274.45       14.21       15.36    259,658     280,696       10.5%       21,037
         Torray Fund                             7,841.68       38.10       39.79    298,792     312,021       11.6%       13,229
                                              -----------------------------------------------------------------------------------
                                    Subtotal                                       1,707,990   1,833,987       68.4%      125,996

  U.S. LARGER CO. STOCK UNIT TRUSTS
         Peroni Top Ten Picks 2000 Series       21,896.27       11.45       10.20    250,651     223,342        8.3%      (27,309)
                                              -----------------------------------------------------------------------------------
                                    Subtotal                                         250,651     223,342        8.3%      (27,309)

  U.S. MID-CAP LARGER CO. STOCK FUNDS
         Mairs & Power Growth Fund               3,865.59       86.17      106.82    333,082     412,922       15.4%       79,840
         Longleaf Partners                       5,297.90       24.21       22.71    128,266     120,315        4.5%       (7,950)
                                              -----------------------------------------------------------------------------------
                                    Subtotal                                         461,348     533,237       19.9%       71,890

                                              -----------------------------------------------------------------------------------
  TOTALS                                                  TOTALS                   2,510,509   2,681,088        100%      170,579


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

4 SMALLER COMPANY STOCK FUND Portfolio Valuation 12/31/00



                                                                                                                       UNREALIZED
                     POSITION                      SHARES      UNIT COST     PRICE       COST      VALUE     PERCENT    GAIN/(LOSS)
                     --------                      ------      ---------     -----       ----      -----     -------    ---------
   CASH & EQUIVALENTS
          Franklin Money Fund A                    1,332.34       1.00        1.00       1,332      1,332        0.0%           0
          Firstar Treasury Money Market           69,658.21       1.00        1.00      69,658     69,658        2.6%           0
                                                 ---------------------------------------------------------------------------------
                                        Subtotal                                        70,991     70,991        2.7%           0

   U.S. SMALLER CO. STOCK MUTUAL FUNDS
          Ivy US Emerging Growth Fund             10,676.27      28.87       30.31     308,171    323,598       12.1%      15,427
          Franklin Small Cap Growth Fund I         7,552.32      23.73       39.33     179,203    297,033       11.1%     117,830
          T Rowe Price New Horizons Fund          13,246.79      25.07       23.89     332,054    316,466       11.9%     (15,589)
          Royce Opportunity Fund                  56,136.77       7.35        7.78     412,592    436,744       16.4%      24,152
          Putnam Capital Opportunities Fund A     37,079.70       9.14       10.65     339,089    394,899       14.8%      55,809
          Liberty Acorn Z Fund                    21,863.03      16.81       17.21     367,550    376,263       14.1%       8,713
                                                 ---------------------------------------------------------------------------------
                                        Subtotal                                     1,938,660  2,145,002       80.3%     206,341

   U.S. MICROCAP STOCK MUTUAL FUNDS
          Franklin Microcap Value Fund I          21,037.99      18.78        8.37     395,185    386,468       14.5%      (8,718)
          RS MicroCap Growth Fund                  3,279.38      26.66       20.69      87,439     67,850        2.5%     (19,589)
                                                 ---------------------------------------------------------------------------------
                                        Subtotal                                       482,625    454,318       17.0%     (28,307)

                                                 ---------------------------------------------------------------------------------
                                          TOTALS                                     2,492,276  2,670,310        100%     178,034


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

             5 INTERNATIONAL FUND Portfolio Valuation Date 12/31/00



                                                                                                                      UNREALIZED
                      POSITION                       SHARES    UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/ (LOSS)
                      --------                       ------    ---------    -----      ----       -----     -------   ------------
   CASH & EQUIVALENTS
          Putnam Money Market Fund A               89,519.36        1.00     1.00     89,519      89,519       4.2%           0
          Firstar Treasury Money Market            12,969.81        1.00     1.00     12,970      12,970       0.6%           0
                                                  -------------------------------------------------------------------------------
                                         Subtotal                                    102,489     102,489       4.9%           0

   INTERNATIONAL STOCK MUTUAL FUNDS
          Bear Stearns International Equity A       5,672.72       24.10    21.09    136,721     119,638       5.7%     (17,083)
          Europacific Fund                          9,804.93       32.34    31.35    317,044     307,385      14.6%      (9,659)
          Federated Int'l Equity A                  3,890.43       27.22    21.18    105,915      82,399       3.9%     (23,516)
          Mercury HW International Fund             7,569.58       22.67    24.58    171,615     186,060       8.8%      14,445
          Ivy International Fund A                  9,550.65       33.90    26.20    323,735     250,227      11.9%     (73,508)
          Putnam International Growth A            16,826.54       19.97    24.71    336,012     415,784      19.7%      79,771
          T Rowe Price International Fund          13,676.57       15.52    14.52    212,307     198,584       9.4%     (13,723)
          Templeton Foreign Fund A                  8,886.52        9.68    10.34     86,007      91,887       4.4%       5,880
          Warburg & Pincus International Fund       9,972.72       20.58    15.08    205,199     150,389       7.1%     (54,811)
                                                  -------------------------------------------------------------------------------
                                         Subtotal                                  1,894,556   1,802,352      85.4%     (92,205)

   DEVELOPING MARKETS MUTUAL FUNDS
          Pilgrim Worldwide Emerging Mkts Fd        2,518.69       11.91     7.99     30,000      20,124       1.0%      (9,876)
          Templeton Developing Markets Trust A     17,411.52       14.04    10.59    244,473     184,388       8.7%     (60,085)
                                                  -------------------------------------------------------------------------------
                                         Subtotal                                    274,473     204,512       9.7%     (69,961)

                                                  -------------------------------------------------------------------------------
                                           TOTALS                                  2,271,518   2,109,353     100.0%    (162,165)


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

                   6 ALTCAT FUND Portfolio Valuation 12/31/00




                                                                                                                        UNREALIZED
                    POSITION                           SHARES    UNIT COST    PRICE      COST       VALUE     PERCENT   GAIN/(LOSS)
                    --------                           ------    ---------    -----      ----       -----     -------   ----------
   CASH & EQUIVALENTS                                  37,199        1.00      1.00     37,199      37,199       3.9%           0
                                                   -------------------------------------------------------------------------------
                                          Subtotal                                      37,199      37,199       3.9%           0

   US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
            Muhlenkamp Fund                             1,967       39.59     48.98     77,860      96,335      10.1%      18,475
                                                   -------------------------------------------------------------------------------
                                          Subtotal                                      77,860      96,335      10.1%      18,475

   GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
            Mutual Series Discovery Fund I              4,329       19.43     18.83     84,134      81,518       8.5%      (2,617)
            SmallCap World Fund                         3,585       38.44     27.78    137,775      99,580      10.4%     (38,195)
                                                   -------------------------------------------------------------------------------
                                          Subtotal                                     221,910     181,098      18.9%     (40,812)

   ALTERNATIVE CATEGORIES (SPECIALTY FUNDS)
            Franklin BioTech Discovery Fund I           1,078       74.65     73.00     80,493      78,713       8.2%      (1,779)
            Franklin Gold Fund I                        2,224       10.03      8.81     22,300      19,595       2.0%      (2,705)
            Franklin Real Estate Securities Fund I      2,406       14.44     15.93     34,749      38,330       4.0%       3,581
            Franklin Natural Resources Fund I           3,926       14.88     18.70     58,412      73,425       7.7%      15,013
            Ivy Pacific Opp. (China) Fund A            10,247        8.39      7.42     86,011      76,036       7.9%      (9,976)
            Templeton Latin America Fund                6,300       10.88     10.17     68,561      64,070       6.7%      (4,491)
            Vanguard Energy                             2,691       23.07     28.07     62,076      75,537       7.9%      13,461
            Vanguard Health Care                          993       87.33    132.74     86,731     131,829      13.8%      45,098

            Light Revolution Fund                         686       14.88     11.80     10,199       8,091       0.8%      (2,109)
            Invesco Technology II                       1,304       43.75     59.77     57,029      77,919       8.1%      20,889
                                                   -------------------------------------------------------------------------------
                                          Subtotal                                     566,561     643,544      67.2%      76,983

                                                   -------------------------------------------------------------------------------
                                            TOTALS                                     903,529     958,175     100.0%      54,646


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

Page 16
                             STATEMENT OF OPERATIONS


                          YEAR ENDED DECEMBER 31, 2000



--------------------------------------------------------------------------------------------------------------------------------
                                                                 IBF       LTBF        LCSF         SCSF       INTF        ACF
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                    INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Mutual Fund Dividends (Including Money Market Funds)            2,795     2,175       22,679      10,856      25,781      8,995
--------------------------------------------------------------------------------------------------------------------------------
Less: Foreign Withholding Taxes                                     0         0            0           0           0          0
--------------------------------------------------------------------------------------------------------------------------------
Interest                                                       88,945    56,668            0           0           0          0
--------------------------------------------------------------------------------------------------------------------------------
                      Total Income                             91,740    58,843       22,679      10,856      25,781      8,995
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                        EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Advisory Fees                                                   9,248     6,122       24,062      24,277      20,312      7,815
--------------------------------------------------------------------------------------------------------------------------------
Directors Fees                                                  1,317       762        2,403       2,417       2,011        856
--------------------------------------------------------------------------------------------------------------------------------
                     Total Expenses                            10,565     6,884       26,465      26,694      22,323      8,671
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                  Net Investment Income                        81,175    51,959      (3,786)    (15,838)       3,458        324
--------------------------------------------------------------------------------------------------------------------------------
 .
--------------------------------------------------------------------------------------------------------------------------------
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
Realized Long & Short Term Capital Gains                       (4,037)     (678)    154,850     296,509      218,236     53,346
--------------------------------------------------------------------------------------------------------------------------------
Unrealized Appreciation (Depreciation)                         51,968    25,962    (226,065)   (274,818)    (640,187)   (25,303)
--------------------------------------------------------------------------------------------------------------------------------
Net Realized & Unrealized Appreciation (Depreciation)          47,931    25,284     (71,215)     21,691     (421,951)    28,043
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
       NET INCREASE IN NET ASSETS FROM OPERATIONS             129,106    77,243     (75,001)       5,853   (418,493)     28,367
--------------------------------------------------------------------------------------------------------------------------------



NOTE: The accompanying notes are an integral part of these financial statements.


            STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS


                               INTERMEDIATE BOND FUND                               LONG-TERM BOND FUND
                               YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED     YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED
                                12/31/00    12/31/99     12/31/98    12/31/97       12/31/00    12/31/99     12/31/98     12/31/97
Increase in net Assets from
Operations:

  Investment income - net        $81,175      $71,824     $44,443     $24,816         51,959      $41,785     $28,611     $16,027
  Net realized gain (loss)        (4,037)         (67)      1,639         416           (678)         359         184           0
  on Investments

 Unrealized Appreciation          51,968      (70,701)      8,698       6,335         25,962      (79,009)     12,670      14,766
 (depreciation) of
 investments

 Net increase (decrease) in      129,106        1,056      54,780      31,567         77,243      (36,865)     41,465      30,793
 net Assets resulting From
 operations

Distributions to
Shareholders from:

  Investment income              (79,734)     (63,731)    (39,696)    (19,525)       (49,572)     (38,842)    (26,356)    (14,600)
 Realized long term Gains              0            0      (1,639)       (416)             0         (359)       (184)          0
 Total distributions             (79,734)     (63,731)    (41,335)    (19,941)       (49,572)     (39,201)    (26,540)    (14,600)
                              ==========    =========   =========     =======        =======      =======     =======     =======

 Capital share Transactions
 (Note 3)
       Purchases                 431,203      609,981     547,135     485,679        124,883      270,956     245,762      93,954
       Redemptions              (570,521)    (189,433)    (70,349)   (150,849)      (120,007)     (24,577)    (27,482)     (1,000)
       Reinvestment of            78,995       63,090      40,840      19,941         49,044       38,724      26,169      14,600
       dividends

Net increase in net Assets       (60,323)     483,638     517,626     354,771         53,920      285,103     244,449     107,554
resulting From capital
share Transactions

 Total increase in Net           (10,951)     420,963     531,071     366,397         81,591      209,037     259,374     123,747
 assets                       ==========    =========   =========     =======        =======      =======     =======     =======

 Net assets Beginning of       1,574,466    1,153,503     622,432     256,035        807,321      598,284     338,910     215,163
 period

 Net assets End of period     $1,563,515    1,574,466   1,153,503     622,432        888,912      807,321     598,284     338,910
                              ==========    =========   =========     =======        =======      =======     =======     =======

                                             LARGE CO. STOCK FUND                                   SMALLER CO. STOCK FUND
                               YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED
                                12/31/00     12/31/99     12/31/98    12/31/97      12/31/00     12/31/99     12/31/98    12/31/97
Increase in net Assets from
Operations:

  Investment income - net     $   (3,786)  $   (2,723)  $    3,808   $   20,711   $  (15,838)  $  (12,620)  $   (6,715)  $   12,895
  Net realized gain (loss)       154,850      173,501       96,995       80,391      296,509      175,090       47,489       19,460
  on Investments

 Unrealized Appreciation        (226,065)     154,541       93,802      113,591     (274,818)     363,491      (13,187)     102,497
 (depreciation) of
 investments

 Net increase (decrease) in      (75,001)     325,319      194,605      214,693        5,853      525,961       27,587      134,852
 net Assets resulting From
 operations

Distributions to
Shareholders from:

  Investment income               (2,343)      (6,573)      (5,139)     (20,697)     (75,103)     (25,047)           0      (12,886)
  Realized long term Gains      (149,381)    (166,331)     (95,098)     (80,391)    (205,505)    (137,565)     (41,988)     (19,460)
  Total distributions           (151,724)  $ (172,904)    (100,237)    (101,088)    (280,608)    (162,612)     (41,988)     (32,346)
                              ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

 Capital share Transactions
 (Note 3)
       Purchases                 542,199      361,449      571,825      367,927      595,386      294,339      522,933      389,837
       Redemptions              (217,692)    (107,691)    (190,149)     (42,803)    (209,779)    (152,934)    (114,493)     (14,389)
       Reinvestment of           151,388      172,433       99,911      101,088      278,822      161,321       41,616       32,346
       dividends

Net increase in net Assets       475,895      426,191      481,587      426,212      664,429      302,726      450,056      407,794
resulting From capital
share Transactions


 Total increase in Net           249,170      578,606      575,955      539,817      389,674      666,075      435,655      510,300
 assets                       ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========

 Net assets Beginning of       2,430,181    1,851,575    1,275,620      735,803    2,278,942    1,612,867    1,177,212      666,912
 period

 Net assets End of period      2,679,351    2,430,181    1,851,575    1,275,620    2,668,616    2,278,942    1,612,867    1,177,212
                              ==========   ==========   ==========   ==========   ==========   ==========   ==========   ==========


NOTE: The accompanying notes are an integral part of these financial statements.



        STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS (Cont.)


                                             INTERNATIONAL FUND                                       ALTCAT FUND
                               YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED      YEAR ENDED  YEAR ENDED   YEAR ENDED  YEAR ENDED
                                12/31/00    12/31/99     12/31/98    12/31/97        12/31/00    12/31/99     12/31/98    12/31/97

Increase in net Assets from
Operations:

  Investment income - net         $3,458       $6,735      $9,549     $16,479            $324       $2,337      $4,594      $3,034
  Net realized gain (loss)       218,236       85,455      26,887      41,589          53,346       10,602       4,944           0
  on Investments

 Unrealized Appreciation        (640,187)     512,583     (11,508)    (50,250)        (25,303)     114,877     (39,359)      1,692
 (depreciation) of
 investments

 Net increase (decrease) in     (418,493)     604,773      24,928       7,818          28,367      127,816     (29,821)      4,726
 net Assets resulting From
 operations

Distributions to
Shareholders from:

  Investment income              (31,448)     (17,629)    (10,747)    (16,453)         (9,827)      (4,157)     (4,797)     (2,968)
  Realized long term Gains      (190,275)     (74,957)    (26,887)    (41,589)        (44,019)      (8,868)     (4,944)          0
  Total distributions           (221,723)     (92,586)    (37,634)    (58,042)        (53,846)     (13,025)     (9,741)     (2,968)
                               =========    =========   =========   =========         =======      =======     =======     =======

 Capital share Transactions
 (Note 3)
       Purchases                 483,468      276,101     588,719     520,694         437,123       78,673     148,419     186,767
       Redemptions              (135,778)    (309,286)   (131,183)    (21,228)        (77,475)     (10,699)    (52,039)     (8,496)
       Reinvestment of           221,172       92,307      37,328      58,042          53,846       13,023       9,741       2,968
       dividends

Net increase in net Assets       568,862       59,122     494,864     557,508         413,494       80,997     106,121     181,239
resulting From capital
share Transactions

 Total increase in Net           (71,354)     571,309     482,158     507,284         388,015      195,788      66,559     182,997
 assets                        =========    =========   =========   =========         =======      =======     =======     =======

 Net assets Beginning of       2,179,159    1,607,850   1,125,692     618,408         569,590      373,802     307,242     124,245
 period

 Net assets End of period      2,107,805    2,179,159   1,607,850   1,125,692         957,605      569,590     373,801     307,242
                               =========    =========   =========   =========         =======      =======     =======     =======

                             STAAR INVESTMENT TRUST


                             STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 2000



----------------------------------------------------------------------------------------------------------------------------------
                                                         IBF          LTBF         LCSF          SCSF        INTF            ACF
----------------------------------------------------------------------------------------------------------------------------------
   CASH PROVIDED (USED) BY OPERATING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations             129,106       77,243      (75,001)        5,853     (418,493)       28,367
----------------------------------------------------------------------------------------------------------------------------------
Adjustments Required to reconcile to net assets
provided by operating activities
----------------------------------------------------------------------------------------------------------------------------------
Unrealized (Appreciation) Depreciation of              (51,968)     (25,962)     226,065       274,818      640,187        25,303
Investments
----------------------------------------------------------------------------------------------------------------------------------
    (Increase) Decrease in Interest Receivable            (516)        (636)         829           103           59             6
----------------------------------------------------------------------------------------------------------------------------------
Increase/(Decrease) in Advisory / TTEE Fees               (445)        (200)         122           237         (108)          272
----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Accounts Payable                      0            0     (150,000)      (25,000)           0             0
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Operating Activities               76,177       50,445        2,015       256,011      221,645        53,948
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 CASH PROVIDED (USED) BY INVESTMENT ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------------
Investments Purchased                                 (218,691)    (135,260)  (1,126,407)     (782,198)    (863,674)     (468,091)
----------------------------------------------------------------------------------------------------------------------------------
Sales or Redemptions                                   251,978       65,952      526,125       108,323      242,389        44,095
----------------------------------------------------------------------------------------------------------------------------------
Net Used by Investment Activities                       33,287      (69,308)    (600,282)     (673,875)    (621,285)     (423,996)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
  CASH PROVIDED (USED) BY FINANCING ACTIVITIES
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Contributions                              431,203      124,883      542,199       595,386      483,468       437,123
----------------------------------------------------------------------------------------------------------------------------------
Shareholder Redemptions (including amounts            (570,521)    (120,007)    (217,692)     (209,779)    (135,778)      (77,475)
re-invested in other Trust portfolios)
----------------------------------------------------------------------------------------------------------------------------------
Dividends Declared                                     (79,734)     (49,572)    (151,724)     (280,608)    (221,723)      (53,846)
----------------------------------------------------------------------------------------------------------------------------------
Dividends Reinvested by Shareholders                    78,995       49,044      151,388       278,822      221,172        53,846
----------------------------------------------------------------------------------------------------------------------------------
Net Cash Provided by Financing Activities             (140,057)       4,348      324,171       383,821      347,139       359,648
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
   INCREASE/(DECREASE) IN CASH DURING PERIOD           (30,593)     (14,515)    (274,096)      (34,043)     (52,501)      (10,400)
----------------------------------------------------------------------------------------------------------------------------------
Cash Balance - Beginning of Period                      51,094       18,442      364,618       105,034      154,990        47,598
----------------------------------------------------------------------------------------------------------------------------------
Cash Balance - End of Period                            20,501        3,927       90,522        70,991      102,489        37,198
----------------------------------------------------------------------------------------------------------------------------------



NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENT TRUST

                          NOTES TO FINANCIAL STATEMENTS


                                DECEMBER 31, 2000

NOTE 1 - ORGANIZATION AND PURPOSE

Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

         Staar Intermediate Bond Fund
         Staar Long-Term Bond Fund
         Staar Larger Company Stock Fund
         Staar Smaller Company Stock Fund
         Staar International Fund
         Staar Alternative Categories Fund

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2000. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distributes all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required. As of December 31, 2000 the following capital loss carry-forwards existed for Federal income tax purposes:

                  IBF            $  4,106
                  LTBF                678

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Other - The Trust follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased, if significant, are amortized over the life of the respective securities.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ form those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS

The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2000 and 1999, 99% and 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page:

Net undistributed investment income (loss) for each fund as of December 31, 2000 was as follows:

                  IBF          $      19,527
                  LTBF                16,690
                  LCSF                (6,728)
                  SCSF                (1,773)
                  INTF                 1,966
                  ACF                   (631)

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2000:



December 31, 2000
                                                                      Unrealized
                                                      --------------------------------------------
                                       Cost             Gain              Loss              Net            Market Value
                                   -----------        --------         ---------         ---------         ------------
Intermediate Bond                  $ 1,541,831          13,715           (15,869)        $  (2,154)        $ 1,539,677
Long Term Bond                         898,017          27,404           (48,417)          (21,013)            877,004
Larger Company Stock Fund            2,510,509         225,729           (55,150)          170,579           2,681,088
Smaller Company Stock Fund           2,492,276         221,930           (43,896)          178,034           2,670,310
International Fund                   2,271,518         100,096          (262,261)         (162,165)          2,109,353
Alternative Categories Fund            903,529         116,518           (61,872)           54,646             958,175
                                   -----------        --------         ---------         ---------         -----------

                                   $10,617,680        $705,392         $(487,465)          217,927          10,835,607
                                   ===========        ========         =========         =========         ===========




NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been EXTENDED through March 31, 2001. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of
 .63% for IBF, .72% for LTBF and .90% for all other portfolios.

The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust are paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs have continued to be absorbed by the investment advisor and, beginning in May 2000, 12B-1 commission expense is now absorbed by the investment advisor.

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

The Staar Investment Trust is also charged .09% of average daily net asset value for each fund for various trust expenses; from this the trustees are compensated as a group at the rate of $1,125 per calendar quarter.

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2000 as follows:



                                            IBF             LTBF            LCSF           SCSF           INTF           ACF
                                            ---             ----            ----           ----           ----           ---
J. Weisbrod including immediate          2,616.807        1,772.399       6,279.621      7,141.598      6,240.306     4,412.192
family & retirement accounts:
Other Trustees of Staar Investment       2,187.763        5,522.327       7,577.724     16,178.546      6,243.117     5,027.952
Trust
Employees of investment advisor                -0-              -0-          41.247        808.751         41.441        37.412
including retirement accounts:
                                        ----------       ----------     -----------    -----------    -----------    ----------

                                        ----------       ----------     -----------    -----------    -----------    ----------
Number of Shares                         4,804.570        7,294.726      13,898.592     24,128.895     12,524.864     9,479.286
                                        ----------       ----------     -----------    -----------    -----------    ----------

                                        ==========       ==========     ===========    ===========    ===========        ======
Value:                                  $   49,425       $   76,049     $   178,640    $   302,550    $   131,316    $  116,517
                                                         ===========    ===========    ===========    ===========    ==========




Effective September 1, 1998, Staar Investment Trust received SEC approval of a 12B-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. The commission structure is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions are calculated based on fair market values and are payable monthly in the first 12 months and quarterly thereafter. Total 12B-1 commission expense for 2000 and 1999 was $491 (excluding $334 absorbed by the investment advisor) and $340, respectively.


    Supplementary Information - Selected Per Share Data and Ratios are provided In detail in the prospectus.

                            EXAMPLE OF PRICE MAKE-UP

                              Using 12/31/2000 Data



                                      IBF          LTBF           LCSF            SCSF           INTF            ACF

           Total Assets           1,539,677.41   877,003.59    2,681,088.04    2,670,310.36   2,109,353.11    958,175.17
           Total Interest            24,739.48    12,476.74          372.34          342.17          81.77        160.49
           Expenses                    (902.67)     (568.55)      (2,109.47)      (2,036.26)     (1,630.05)      (730.31)
           Total Net Assets       1,563,515.22   888,911.78    2,679,350.91    2,668,616.28   2,107,804.83    957,605.36
           Shares Outstanding      151,987.533   85,265.705     208,458.518     212,828.752    201,042.046    77,904.295
           Net Asset Value               10.29        10.43           12.85           12.54          10.48         12.29
                                ============== ============  ==============  ============== ==============  ============

Page 22
                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

   EXHIBIT
    NUMBER                       DESCRIPTION OF EXHIBIT
    ------                       ----------------------

    X(a)       Declaration of Trust of the Registrant

    X(b)       By-laws of the Registrant

    (c)        Not Applicable

    X(d) Investment Advisory Agreement between Registrant and Staar Financial Advisors, Inc. (the "Advisor")

    (e)        Not Applicable

    (f)        Not Applicable

    XX(g)      Custodian Agreement between Registrant and StarBank.

    X (h) Form of Transfer Agency and Shareholder Services Agreement among Registrant and the Advisor (see (d) above)

    X(h)       Consent to Use of Name contained in (d) above

    99(i)      Opinion of Counsel and Consent of Counsel

    99(j)      Consent of Independent Accountants

    (k)        Not Applicable

    (l)        Not Applicable

    XXX(m)     Rule 12b-1 Plan

    XXXX(n)    Financial Data Schedule

    (o)        Not Applicable

X - Filed with Initial N-1A and incorporated herein by reference.

XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

XXX - Filed with Proxy Statement in Post Definitive 14A filing

XXXX - Filed with Form NSAR


Item 24 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 25 - INDEMNIFICATION

    Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

    Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 26 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

    Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

             NAME/BUSINESS       POSITION WITH ADVISOR             OTHER

             J. Andre Weisbrod   President, Director   Registered Representative
                                                       Olde Economie Financial
                                                       Consultants, Ltd

             Charles Sweeney     Secretary & Director  Marketing Consultant
                                                       Graphic Arts Technology
                                                       Council; Before 1992
                                                       Graphic Arts Sales
                                                       Eastman Kodak Company

             James A. Gordon     Director              Retired


Item 27 - PRINCIPAL UNDERWRITER

    Inapplicable.

Item 28 - LOCATION OF ACCOUNTS AND RECORDS

    The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at FirstStar Bank, 425 Walnut St., M/L 6118, P.O. Box 1118, Cincinnati, OH, 45201-1118, and, as to the transfer and dividend disbursing agent functions, c/o of the Advisor at 604 McKnight Park Drive, Pittsburgh, PA, 15237.

Item 29 - MANAGEMENT SERVICES

    Inapplicable

Item 30 - UNDERTAKINGS

    Inapplicable

                                     NOTICE

    "The Intermediate Bond Fund (IBF)," "The Long-Term Bond Fund (LTBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

    SIGNATURES

    Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 17th day of April, 2000.

                                   The Staar Investment Trust

                                   Registrant

                                   By: /s/ J. Andre Weisbrod
                                       --------------------------------
                                   J. Andre Weisbrod, Trustee

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                 /s/ Jeffrey A. Dewhirst
                 ------------------------------------
                Jeffrey A. Dewhirst
                Trustee                                    February 28, 2001
                (Signature)                                (date)



                 /s/ Thomas J. Smith
                 ------------------------------------
                 Thomas J. Smith
                 Trustee                                   February 28, 2001
                 (Signature)                               (date)



                 /s/ John H. Weisbrod
                 ------------------------------------
                 John H. Weisbrod
                 Trustee                                   February 28, 2001
                 (Signature)                               (date)



                 /s/ J. Andre Weisbrod
                 ------------------------------------
                 J. Andre Weisbrod
                 Trustee                                   February 28, 2001
                 (Signature)                               (date)

    Exhibit 99(i)


                       Consent & Opinion of Legal Counsel


    The Undersigned consents to the use of his name and the references in the Post Effective Amendment to the Registration Statement on Form N-1A of the STAAR INVESTMENT TRUST, of his opinion dated February 28, 2001.

Pittsburgh, PA.                        /s/ Alan Z. Lefkowitz
                                     -------------------------------
Date: February 28, 2001                    Alan Z. Lefkowitz


                                ALAN Z. LEFKOWITZ
                                Counselor-at-Law
                               2488 Mt. Royal Road
                              Pittsburgh, PA 15217
                              Phone (412) 521 0761
                               Fax (412) 521 8704


                                February 28, 2001


The Securities and Exchange Commission
Washington DC 20549

    Re: The Staar Investment Trust, (Posteffective Amendment to the Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940

Gentlemen:

    I have acted as counsel for the Staar Investment Trust (the"Trust"), a Pennsylvania business trust, in connection with the Posteffective Amendment to the Registration Statement filed by the Trust on Form N-1A covering an indefinite number of units of beneficial interests in the Trust designated as Funds established by the Trust. I have examined the Declaration of Trust, the By-Laws and the Actions of Trustees in connection with the establishment of the Funds. Based on such examination, I am of the opinion that:

    (1) The beneficial interests of the Trust have been duly authorized and the respective Funds of the Trust are duly established and authorized; and, when issued will be validly issued beneficial interests in the Trust and of the respective Funds in which such interests are invested.

    (2) When sold and issued, the said beneficial interests of the Trust will be validly issued, fully paid and non-assessable interests in the Trust in accordance with their respective Fund designations.

                                 Yours Very Truly,

                                 /s/ Alan Z. Lefkowitz
                                 ---------------------
                                 Alan Z. Lefkowitz